Long-term debt - Additional Required Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2029 Notes
Debt Instrument [Line Items]
Interest expense	$ 20,469	$ 20,511	$ 14,299
DFC amortization	469	527	342
Amortization of premium/discount, net	691	695	715
2027 Notes
Debt Instrument [Line Items]
Interest expense	22,282	22,218	25,538
DFC amortization	457	466	759
Amortization of premium/discount, net	$ 460	$ 478	$ 785